EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 8 – Earnings (loss) per share:

Basic earnings and loss per share are computed by dividing net results attributable to Teva's ordinary shareholders by the weighted average number of ordinary shares outstanding (including fully vested restricted share units ("RSUs")) during the period, net of treasury shares.

In computing diluted earnings per share for the three and nine months ended September 30, 2016, basic earnings per share were adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested RSUs granted under employee stock compensation plans, and convertible senior debentures, using the treasury stock method.

Additionally, for the three and nine months ended September 30, 2016, the mandatory convertible preferred shares amounting to 59.4 million and 59.2 million weighted average shares, respectively and the accrued dividend to preferred shares amounting to $64 million and $196 million, respectively, had an anti-dilutive effect on earnings per share and were therefore excluded from the outstanding shares calculation.

In computing diluted earnings per share for the three months ended September 30, 2017, basic earnings per share were adjusted to take into account the potential dilution that could occur upon the exercise of employee stock options and non-vested RSUs granted under employee stock compensation plans, using the treasury stock method.

In computing loss per share for the nine months ended September 30, 2017, the assumed exercise of employee stock options and non-vested RSUs granted under employee stock compensation plans, and convertible senior debentures, had an anti-dilutive effect on loss per share and were therefore excluded from the outstanding shares calculation.

Additionally, for the three and nine months ended September 30, 2017, the mandatory convertible preferred shares amounting to 59.4 million weighted average shares and the accrued dividend to preferred shares amounting to $65 million and $195 million, respectively, had an anti-dilutive effect on loss per share and were therefore excluded from the outstanding shares calculation.